UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-7876
                                   ----------

                           TEMPLETON CHINA WORLD FUND
                     --------------------------------------
              (Exact name of registrant as specified in charter)


             500 EAST BROWARD BLVD., FORT LAUDERDALE, FL 33394-3091
            --------------------------------------------------------
               (Address of principal executive offices) (Zip code)


       MURRAY L. SIMPSON, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
       -----------------------------------------------------------------
                    (Name and address of agent for service)

      Registrant's telephone number, including area code: (954) 527-7500
                                                          --------------

Date of fiscal year end: 8/31
                         ----

Date of reporting period: 2/29/04
                          -------

ITEM 1. REPORTS TO STOCKHOLDERS

                                                             FEBRUARY 29, 2004


[GRAPHIC OMITTED]

        SEMIANNUAL REPORT AND SHAREHOLDER LETTER

                      INTERNATIONAL



                        TEMPLETON
                    CHINA WORLD FUND

                                                  WANT TO RECEIVE THIS DOCUMENT
                                                  FASTER VIA EMAIL?

                                                  Eligible shareholders can sign
                                                  up for eDelivery at
                                                  franklintempleton.com. See
                                                  inside for details.

[GRAPHIC OMITTED]

         [LOGO OMITTED]
         FRANKLIN(R)TEMPLETON(R)
               INVESTMENTS

Franklin o TEMPLETON o Mutual Series page

     Franklin Templeton Investments

     GAIN FROM OUR PERSPECTIVE


     Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups--Franklin, Templeton and Mutual Series.

SPECIALIZED EXPERTISE

     Each of our portfolio management groups operates autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

     FRANKLIN. Founded in 1947, Franklin is a leader in tax-free investing and a driving force in fixed income investing around the globe. They also bring expertise in growth- and value-style U.S. equity investing.

     TEMPLETON. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry's oldest global fund. Today, with research offices in over 25 countries, they offer investors the broadest global reach in the industry.

     MUTUAL SERIES. Established in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among undervalued stocks, arbitrage situations and distressed companies.

TRUE DIVERSIFICATION

     Because our management groups work independently and adhere to distinctly different investment approaches, Franklin, Templeton and Mutual Series funds typically have a low overlap of securities. That's why our funds can be used to build truly diversified portfolios covering every major asset class.

RELIABILITY YOU CAN TRUST

     At Franklin Templeton Investments, we seek to consistently provide investors with exceptional risk-adjusted returns over the long term, as well as the reliable account services that have helped us become one of the most trusted names in financial services.


MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS

[GRAPHIC OMITTED]
Not part of the semiannual report
page

                               Contents



SHAREHOLDER LETTER ................................................           1

SEMIANNUAL REPORT

Templeton China World Fund ........................................           3

Performance Summary ...............................................           7

Financial Highlights and
Statement of Investments ..........................................          10

Financial Statements ..............................................          17

Notes to Financial Statements .....................................          20

Proxy Voting Policies and Procedures ..............................          29

--------------------------------------------------------------------------------



Semiannual Report

Templeton China World Fund

YOUR FUND'S GOAL AND PRIMARY INVESTMENTS: Templeton China World Fund seeks long-term capital appreciation. Under normal market conditions, the Fund invests at least 80% of its net assets in securities of "China companies," as defined in the Fund's prospectus.



     We are pleased to bring you Templeton China World Fund's semiannual report for the period ended February 29, 2004.


     PERFORMANCE OVERVIEW

     For the six months under review, Templeton China World Fund - Class A delivered a +32.69% cumulative total return, as shown in the Performance Summary beginning on page 7. For comparison, the Morgan Stanley Capital International (MSCI) China Index and Standard & Poor's/International Finance Corporation (S&P/IFC) Investable China Index, posted 43.06% and 41.16% total returns for the same period.1 In line with our long-term investment strategy, we are pleased with our long-term results, which you will find in the Performance Summary. For example, for the 10-year period ended February 29, 2004, the Fund's Class A shares delivered a +71.35% cumulative total return, as shown in the Performance Summary, compared with the MSCI China Index's -69.23% cumulative total return for the same period. 1 Please note that the index performance numbers are purely for reference and that Templeton does not index its funds, but rather undertakes investments on the basis of meticulous fundamental research.


     ECONOMIC AND MARKET OVERVIEW

     Exceeding initial growth estimates, China's economy grew 9.1% in 2003 as capital and real estate investments pushed fourth quarter gross domestic product (GDP) growth to 9.9% annualized. 2 China attracted foreign direct investment inflows of US$53.5 billion in 2003, up 1.4% from 2002. 3 The trend continued in early 2004,



     1.Source: Standard & Poor's Micropal. The MSCI China Index is market capitalization-weighted and measures total returns of equity securities available to foreign (non-local) investors in China. The S&P/IFC Investable China Index is a free float-adjusted, market capitalization-weighted index designed to measure performance of equity securities in China. The indexes are unmanaged and include reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio. Past performance does not guarantee future results.

     2. Source: National Bureau of Statistics, China.

     3. Source: Financial Times Information.


     THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 14.


                                                          Semiannual Report  | 3
page

     and January's inflows increased 13.6% from a year earlier as China's economy continued to interest foreign investors. 4 Strong trade figures showed 2003 exports were up 34.6% and imports up 39.9%, which resulted in a trade surplus of US$25.5 billion. 4 International demand for China's products continued to push exports up in early 2004, with January exports rising 19.8%, while imports rose 15.2% from the previous January. 4

     In Taiwan, President Chen Shui-bian called for Taiwan and China to discuss political, economic and military relations after Taiwan's presidential elections in March 2004. Taiwan's 2003 GDP grew 3.2% and is forecasted to grow 4.7% in 2004. 5 Exports rose 10.5% in 2003, supported by greater demand for Taiwan's technology products, and imports were up 7.6%. 6

     During the reporting period, equity markets in the greater China region recorded strong gains, as measured by the MSCI China Index's 43.06% return in U.S. dollar terms, while the MSCI Taiwan Index and MSCI Hong Kong Index returned 17.21% and 26.60%.7 Although the emergence of the avian influenza did have some short-term economic impact for several Asian markets in early 2004, Chinese markets experienced little selling due to that situation.


     INVESTMENT STRATEGY

     Our investment strategy employs a bottom-up, value-oriented, long-term approach. We focus on the market price of a company's securities relative to our evaluation of the company's long-term earnings, asset value and cash flow potential. As we look for investments, we consider specific companies, rather than sectors, while doing in-depth research to construct an action list from which we make our buy decisions. Before we make a purchase, we look at the company's potential for earnings and growth over a five-year horizon.


     MANAGER'S DISCUSSION

     In terms of performance during the reporting period, the Fund's overweighted positions in Sinopec Beijing Yanjua Petrochemical and President Chain Stores relative to the MSCI China Index benefited the Fund. In addition, the Fund's underweighted position relative to the MSCI China Index in China Life


     4. Source: Reuters.

     5. Source: Taiwan News.

     6. Source: China Post via NewsEdge Corporation.

     7. Source: Standard & Poor's Micropal. See footnote 1 for a description of the MSCI China Index. The MSCI Taiwan Index is market capitalization-weighted and measures total returns of equity securities in Taiwan. The MSCI Hong Kong Index is market capitalization-weighted and measures total returns of equity securities in Hong Kong. The indexes are unmanaged and include reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.


4 |  Semiannual Report
page

------------------------------------------------------------------
GEOGRAPHIC DISTRIBUTION
Based on Total Net Assets as of 2/29/04

[PIE CHART OMITTED]

o  Hong Kong .............................................   39.4%
o  China .................................................   29.7%
o  Taiwan ................................................   26.8%
o  U.K ...................................................    2.8%
o  Short-Term Investments &
   Other Net Assets ......................................    1.3%
------------------------------------------------------------------


TOP 10 EQUITY HOLDINGS
2/29/04
--------------------------------------------------------------------------------
  COMPANY                                                             % OF TOTAL
  SECTOR/INDUSTRY, COUNTRY                                            NET ASSETS
--------------------------------------------------------------------------------
  China Petroleum & Chemical Corp., H                                       8.5%
    OIL & GAS, CHINA
--------------------------------------------------------------------------------
  Dairy Farm International Holdings Ltd.                                    8.4%
    FOOD & STAPLES RETAILING, HONG KONG
--------------------------------------------------------------------------------
  China Mobile (Hong Kong) Ltd., fgn.                                       6.7%
    WIRELESS TELECOMMUNICATION SERVICES,
    HONG KONG
--------------------------------------------------------------------------------
  Cheung Kong Holdings Ltd.                                                 4.6%
    REAL ESTATE, HONG KONG
--------------------------------------------------------------------------------
  Beijing Datang Power Generation Co.
  Ltd., H                                                                   3.7%
    ELECTRIC UTILITIES, CHINA
--------------------------------------------------------------------------------
  China Resources Enterprise Ltd.                                           3.4%
    DISTRIBUTORS, CHINA
--------------------------------------------------------------------------------
  Acer Inc.                                                                 3.3%
    COMPUTERS & PERIPHERALS, TAIWAN
--------------------------------------------------------------------------------
  China Merchants Holdings (International)
  Co. Ltd.                                                                  3.2%
    INDUSTRIAL CONGLOMERATES, HONG KONG
--------------------------------------------------------------------------------
  Mega Financial Holdings Co. Ltd.                                          3.1%
    COMMERCIAL BANKS, TAIWAN
--------------------------------------------------------------------------------
  Cheung Kong Infrastructure Holdings Ltd.                                  3.0%
    CONSTRUCTION MATERIALS, HONG KONG
--------------------------------------------------------------------------------


Insurance benefited the Fund's performance as that stock underperformed the index. Conversely, overweighted positions in Asustek Computer and Lite-On Technology worked against the Fund. Our decision not to hold Denway Motors and Aluminum Corporation due to their relatively expensive valuations also hindered Fund performance as those companies' stocks outperformed the index during the reporting period.

By industry, the Fund's underweighted exposure to the insurance and wireless telecommunication services sectors benefited performance relative to the MSCI China Index during the period. Conversely, the Fund's lack of exposure to the metals and mining industry and our overweighted position in the computer peripherals sector hindered performance.

During the six months under review, we increased the Fund's Taiwan exposure to 26.8% of total net assets at the end of the period, up from 12.4% at the beginning, mainly through new investments in Acer, a major personal computer manufacturer, and Lite-On Technology, one of Taiwan's biggest computer hardware manufacturers, and by adding to our position in Mega Financial Holdings, one of Taiwan's largest bank-related financial holding companies.

The Fund also increased its Hong Kong exposure during the period from 23.0% of total net assets at the beginning of the period to 39.4% on February 29, 2004. The Fund purchased additional shares of Cheung Kong Holdings, a major Hong Kong conglomerate with a dominant position in the real estate market, as well as investments in container ports and the retail and telecommunications sectors, and initiated a position in HSBC Holdings, one of the world's largest emerging markets



                                                          Semiannual Report  | 5
page

     banking and financial services organizations. The Fund also made a key investment by purchasing additional shares in Red Chip (Hong Kong-listed companies with significant exposure to China) China Mobile, a dominant wireless telecommunications operator in China, which we believe is well positioned to benefit from China's strong economic growth.

     Conversely, the Fund reduced its exposure to China H shares (Hong Kong-listed Chinese companies) as it sought to lock in profits and invest the proceeds in perceived bargains elsewhere in the region. Significant sales included Guangshen Railway and Qingling Motors. At period-end, the Fund held 22.3% in China H shares, down from 27.8% on August 31, 2003.

     The Fund completed its conversion from a closed-end fund into an open-end fund after the close of business on August 8, 2003. As expected, the Fund saw moderate redemption activity in the first few weeks after the conversion. Cash requirements were adequately met as the Fund had held higher cash levels in anticipation of such redemption requests.

     Thank you for your continued participation in Templeton China World Fund. We look forward to serving your future investment needs.



[PHOTO OMITTED]

    /s/ Mark Mobius

    Mark Mobius
    Portfolio Manager
    Templeton China World Fund


     THIS DISCUSSION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF FEBRUARY 29, 2004, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


6 |  Semiannual Report
page

PERFORMANCE SUMMARY AS OF 2/29/04


Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes due on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects the Fund's dividend income, capital gain distributions, if any, and any unrealized gains or losses.


PRICE AND DISTRIBUTION INFORMATION

--------------------------------------------------------------------------------
  CLASS A                                          CHANGE    2/29/04    8/31/03
--------------------------------------------------------------------------------
  Net Asset Value (NAV)                            +$4.37     $19.26     $14.89
  DISTRIBUTIONS (9/1/03-2/29/04)
  Dividend Income                       $0.3951
--------------------------------------------------------------------------------
  CLASS B                                          CHANGE    2/29/04    8/31/03
--------------------------------------------------------------------------------
  Net Asset Value (NAV)*                           +$4.32     $19.20     $14.88
  DISTRIBUTIONS (9/1/03-2/29/04)
  Dividend Income                       $0.3893
--------------------------------------------------------------------------------
  CLASS C                                          CHANGE    2/29/04    8/31/03
--------------------------------------------------------------------------------
  Net Asset Value (NAV)                            +$4.32     $19.20     $14.88
  DISTRIBUTIONS (9/1/03-2/29/04)
  Dividend Income                       $0.3895
--------------------------------------------------------------------------------
  ADVISOR CLASS                                    CHANGE    2/29/04    8/31/03
--------------------------------------------------------------------------------
  Net Asset Value (NAV)                            +$4.40     $19.30     $14.90
  DISTRIBUTIONS (9/1/03-2/29/04)
  Dividend Income                       $0.4065

*NAV does not agree to NAV disclosed in the accompanying Financial Statements due to financial statement adjusting entries posted as of period-end.

    Semiannual Report | Past performance does not guarantee future results.  | 7

page

Performance Summary (CONTINUED)

PERFORMANCE 1


-------------------------------------------------------------------------------------------------
  CLASS A                               6-MONTH          1-YEAR          5-YEAR           10-YEAR
-------------------------------------------------------------------------------------------------
  Cumulative Total Return 2             +32.69%         +69.71%        +191.92%           +71.35%
  Average Annual Total Return 3         +25.06%         +59.95%         +22.44%            +4.91%
  Value of $10,000 Investment 4         $12,506         $15,995         $27,513           $16,150
  Avg. Ann. Total Return (3/31/04) 5                    +53.18%         +19.00%            +5.36%
-------------------------------------------------------------------------------------------------
  CLASS B                               6-MONTH          1-YEAR          5-YEAR           10-YEAR
-------------------------------------------------------------------------------------------------
  Cumulative Total Return 2             +32.33%         +68.65%        +182.25%           +60.18%
  Average Annual Total Return 3         +28.33%         +64.65%         +22.89%            +4.82%
  Value of $10,000 Investment 4         $12,833         $16,465         $28,025           $16,018
  Avg. Ann. Total Return (3/31/04) 5                    +57.48%         +19.41%            +5.27%
-------------------------------------------------------------------------------------------------
  CLASS C                               6-MONTH          1-YEAR          5-YEAR           10-YEAR
-------------------------------------------------------------------------------------------------
  Cumulative Total Return 2             +32.33%         +68.65%        +182.24%           +58.14%
  Average Annual Total Return 3         +31.33%         +67.65%         +23.06%            +4.69%
  Value of $10,000 Investment 4         $13,133         $16,765         $28,224           $15,814
  Avg. Ann. Total Return (3/31/04) 5                    +60.48%         +19.61%            +5.14%
-------------------------------------------------------------------------------------------------
  ADVISOR CLASS                         6-MONTH          1-YEAR          5-YEAR           10-YEAR
-------------------------------------------------------------------------------------------------
  Cumulative Total Return 2             +32.96%         +70.43%        +197.52%           +79.11%
  Average Annual Total Return 3         +32.96%         +70.43%         +24.37%            +6.00%
  Value of $10,000 Investment 4         $13,296         $17,043         $29,752           $17,911
  Avg. Ann. Total Return (3/31/04) 5                    +63.19%         +20.88%            +6.45%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. ONGOING MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE; MORE RECENT RETURNS MAY DIFFER FROM THOSE SHOWN. SINCE MARKETS CAN GO DOWN AS WELL AS UP, INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE WITH MARKET CONDITIONS, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES.

FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


8 | Past performance does not guarantee future results. | Semiannual Report page

Performance Summary (CONTINUED)

ENDNOTES


SPECIAL RISKS ARE ASSOCIATED WITH FOREIGN INVESTING, INCLUDING CURRENCY VOLATILITY, ECONOMIC INSTABILITY AND POLITICAL DEVELOPMENTS OF COUNTRIES WHERE THE FUND INVESTS. EMERGING MARKETS INVOLVE HEIGHTENED RISKS RELATED TO THE SAME FACTORS, IN ADDITION TO THOSE ASSOCIATED WITH THEIR RELATIVELY SMALL SIZE AND LESSER LIQUIDITY. ALSO, AS A NON-DIVERSIFIED INVESTMENT COMPANY INVESTING IN "CHINA COMPANIES," THE FUND MAY INVEST IN A RELATIVELY SMALL NUMBER OF ISSUERS AND, AS A RESULT, BE SUBJECT TO GREATER RISK OF LOSS WITH RESPECT TO ITS PORTFOLIO SECURITIES. THE FUND MAY ALSO EXPERIENCE GREATER VOLATILITY THAN A FUND THAT IS MORE BROADLY DIVERSIFIED GEOGRAPHICALLY. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.


CLASS A:          Subject to the maximum 5.75% initial sales charge.

CLASS B: Subject to no initial sales charge, but subject to a contingent deferred sales charge (CDSC) declining from 4% to 0% over six years. These shares have higher annual fees and expenses than Class A shares.

CLASS C: Subject to no initial sales charge, but subject to 1% CDSC for shares redeemed within 12 months of investment. Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual returns would have differed. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS:    No initial sales charge or Rule 12b-1 fees; shares are
                  available to a limited class of investors.


1. Effective after the close of business on August 8, 2003, Templeton China World Fund, Inc. (Closed-End Fund) was converted into an open-end fund in a transaction whereby the Closed-End Fund transferred all of its assets, subject to its liabilities, to the Fund in exchange for Advisor Class shares. Total return information is based upon the Closed-End Fund's performance (as calculated using net asset values, not market values), which has been restated to reflect all charges, fees and expenses currently applicable to the Fund and each class. The Closed-End Fund was offered without a sales charge and Rule 12b-1 fees. On August 11, 2003, the Fund began offering Class A, B and C shares. For periods prior to August 11, 2003, performance quotations are based upon the Closed-End Fund's performance restated to take into account all charges, fees and expenses applicable to the Fund and each class, including that class's applicable maximum sales charges and Rule 12b-1 fees. Beginning on August 11, 2003, actual class performance will be used reflecting all charges, fees and expenses applicable to the Fund and each class.

2. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes any current, applicable, maximum sales charge(s). Six-month return has not been annualized.

4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include any current, applicable, maximum sales charge(s).

5. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.


     Semiannual Report | Past performance does not guarantee future results. | 9

page

Templeton China World Fund

FINANCIAL HIGHLIGHTS


                                                             ---------------------------------------
                                                               SIX MONTHS ENDED      PERIOD ENDED
                                                               FEBRUARY 29, 2004      AUGUST 31,
CLASS A                                                           (UNAUDITED)           2003 e
                                                             ---------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ....................               $14.89             $14.30
                                                               -------------------------------------
Income from investment operations:
 Net investment income (loss) a .........................                 (.12)               .12
 Net realized and unrealized gains ......................                 4.85                .40
                                                               -------------------------------------
Total from investment operations ........................                 4.73                .52
                                                               -------------------------------------

Less distributions from:
 Net investment income ..................................                 (.39)                --
                                                               -------------------------------------
Total distributions .....................................                 (.39)                --
                                                               -------------------------------------
Redemption fees .........................................                  .03                .07
                                                               -------------------------------------
Net asset value, end of period ..........................               $19.26             $14.89
                                                               -------------------------------------

Total return b ..........................................               32.69%              4.13%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) .......................              $43,284             $3,166
Ratios to average net assets:
  Expenses ..............................................                2.10% c,d          3.03% c,f
  Net investment income (loss) ..........................               (.63)% c           38.74% c,f
Portfolio turnover rate .................................               13.11%             19.99%

a Based on average daily shares outstanding.

b Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.

c Annualized.

d Ratio of expenses to average net assets, excluding payments by affiliate were 2.43% (Note 6).

e For the period August 11, 2003 (effective date) to August 31, 2003.

f Represents annualized ratios for a 21 day period and therefore are not representative of the Fund's income and expense for the entire fiscal year.

10 |  Semiannual Report
page

Templeton China World Fund

FINANCIAL HIGHLIGHTS (CONTINUED)


                                                         ------------------------------------
                                                           SIX MONTHS ENDED     PERIOD ENDED
                                                           FEBRUARY 29, 2004     AUGUST 31,
CLASS B                                                       (UNAUDITED)          2003 e
                                                         ------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ..................             $14.88          $14.30
                                                           ----------------------------------
Income from investment operations:
 Net investment income (loss) a .......................               (.19)            .08
 Net realized and unrealized gains ....................               4.86             .43
                                                           ----------------------------------
Total from investment operations ......................               4.67             .51
                                                           ----------------------------------
Less distributions from:
 Net investment income ................................               (.39)             --
                                                           ----------------------------------
Total distributions ...................................               (.39)             --
                                                           ----------------------------------
Redemption fees .......................................                .03             .07
                                                           ----------------------------------
Net asset value, end of period ........................             $19.19          $14.88
                                                           ----------------------------------


Total return b ........................................             32.33%           4.06%


RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) .....................             $7,582            $362
Ratios to average net assets:
 Expenses .............................................              2.75% c,d       3.68% c,f
 Net investment income (loss) .........................            (1.28)% c        38.09% c,f
Portfolio turnover rate ...............................             13.11%          19.99%


a Based on average daily shares outstanding.

b Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.

c Annualized.

d Ratio of expenses to average net assets, excluding payments by affiliate were 3.08% (Note 6).

e For the period August 11, 2003 (effective date) to August 31, 2003.

f Ratio represents annualized ratios for a 21 day period and therefore are not representative of the Fund's income and expense for the entire fiscal year.

                                                          Semiannual Report | 11
page

Templeton China World Fund

FINANCIAL HIGHLIGHTS (CONTINUED)


                                                               ---------------------------------------
                                                                  SIX MONTHS ENDED     PERIOD ENDED
                                                                  FEBRUARY 29, 2004     AUGUST 31,
CLASS C                                                              (UNAUDITED)          2003 e
                                                               ---------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period .......................              $14.88          $14.30
                                                                 -------------------------------------
Income from investment operations:
 Net investment income (loss) a ............................                (.20)            .11
 Net realized and unrealized gains .........................                4.88             .40
Total from investment operations ...........................                4.68             .51
                                                                 -------------------------------------
Less distributions from:
 Net investment income a ...................................                (.39)             --
Total distributions ........................................                (.39)             --
                                                                 -------------------------------------
Redemption fees ............................................                 .03             .07
                                                                 -------------------------------------
Net asset value, end of period .............................              $19.20          $14.88
                                                                 -------------------------------------


Total return b .............................................              32.33%            4.06%


RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ..........................             $23,923            $652
Ratios to average net assets:
 Expenses ..................................................               2.75% c,d       3.68% c,f
 Net investment income  (loss) .............................             (1.28)% c        38.09% c,f
Portfolio turnover rate ....................................              13.11%          19.99%


a Based on average daily shares outstanding.

b Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.

c Annualized.

d Ratio of expenses to average net assets, excluding payments by affiliate were 3.08% (Note 6).

e For the period August 11, 2003 (effective date) to August 31, 2003.

f Represents annualized ratios for a 21 day period and therefore are not representative of the Fund's income and expense for the entire fiscal year.

12 |  Semiannual Report
page

Templeton China World Fund

FINANCIAL HIGHLIGHTS (CONTINUED)


                                                ------------------------------------------------------------------------------------
                                                      SIX MONTHS ENDED
                                                      FEBRUARY 29, 2004                YEAR ENDED AUGUST 31,
ADVISOR CLASS                                           (UNAUDITED)       2003 e        2002       2001        2000        1999
                                                ------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ..........             $14.90        $10.64        $9.52     $11.33       $9.83       $6.30
                                                  ----------------------------------------------------------------------------------
Income from investment operations:
 Net investment income (loss) a ...............               (.01)          .43          .21        .18         .23         .10
 Net realized and unrealized gains (losses) ...               4.79          4.08          .98      (1.98)       1.42        3.65
                                                  ----------------------------------------------------------------------------------
Total from investment operations ..............               4.78          4.51         1.19      (1.80)       1.65        3.75
                                                  ----------------------------------------------------------------------------------
Capital share repurchases .....................                 --            --          .11        .09         .07          --
                                                  ----------------------------------------------------------------------------------
Less distributions from:
 Net investment income ........................               (.41)         (.32)        (.18)      (.10)       (.22)       (.21)
 Net realized gains ...........................                 --            --           --         --          --        (.01)
                                                  ----------------------------------------------------------------------------------
Total distributions ...........................               (.41)         (.32)        (.18)      (.10)       (.22)       (.22)
                                                  ----------------------------------------------------------------------------------
Redemption fees ...............................                .03           .07           --         --          --          --
                                                  ----------------------------------------------------------------------------------
Net asset value, end of period ................             $19.30        $14.90       $10.64      $9.52      $11.33       $9.83
                                                  ----------------------------------------------------------------------------------
Market value, end of period b .................                 --            --        $9.10      $7.73       $8.00      $7.625
                                                  ----------------------------------------------------------------------------------

Total return (based on market value per share)                  --            --       20.27%    (2.14)%       7.86%      82.81%

Total return (based on net asset value
 per share) ...................................             32.96%        43.95%           --         --          --          --

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) .............           $204,436      $181,913     $173,204   $172,209    $213,953    $189,994
Ratios to average net assets:
 Expenses .....................................              1.75% c,d     2.10% d      1.66%      1.66%       1.68%       1.69%
 Net investment income (loss) .................             (.28)% c       3.66%        2.01%      1.70%       2.21%       1.20%
Portfolio turnover rate .......................             13.11%        19.99%       44.62%     83.85%     142.49%      83.88%


a Based on average daily shares outstanding.

b Based on the last sale of the New York Stock Exchange.

c Annualized.

d Ratio of expenses to average net assets, excluding payments by affiliate for the year ended August 31, 2003 and the six months ended February 29, 2004, were 2.63% and 2.08% respectively (Note 6).

e On August 8, 2003, the Fund converted from a closed-end fund to an open-end fund whereby the shares of the closed-end fund were exchanged for Advisor Class shares. Based on historical information, the information included is for operation of the Fund as a closed-end fund, and does not reflect expenses applicable to an open-end fund.

                     Semiannual Report | See notes to financial statements. | 13 page

Templeton China World Fund

STATEMENT OF INVESTMENTS, FEBRUARY 29, 2004 (UNAUDITED)


----------------------------------------------------------------------------------------------------------
                                                                COUNTRY         SHARES           VALUE
----------------------------------------------------------------------------------------------------------
   COMMON STOCKS 98.7%
   AUTO COMPONENTS 2.6%
a  Cheng Shin Rubber Industry Co. Ltd. .................        Taiwan         4,618,000     $  6,590,220
   Weifu High-Technology Co. Ltd., B ...................         China           598,916          688,644
                                                                                             -------------
                                                                                                7,278,864
                                                                                             -------------

   CHEMICALS 1.8%
a  Sinopec Beijing Yanhua Petrochemical Co. Ltd.,H .....         China        12,276,654        5,125,886
                                                                                             -------------

   COMMERCIAL BANKS 8.8%
   Chinatrust Financial Holding Co. Ltd. ...............        Taiwan         3,632,960        4,334,937
   HSBC Holdings PLC ...................................    United Kingdom       468,000        7,695,935
   Mega Financial Holdings Co. Ltd. ....................        Taiwan        11,941,000        8,699,335
   Sinopac Holdings ....................................        Taiwan         6,486,043        3,694,643
                                                                                             -------------
                                                                                               24,424,850
                                                                                             -------------
   COMMUNICATIONS EQUIPMENT 1.2%
   D-Link Corp. ........................................        Taiwan         2,725,000        3,431,270
                                                                                             -------------

   COMPUTERS & PERIPHERALS 7.1%
   Acer Inc. ...........................................        Taiwan         5,910,000        9,302,204
   Asustek Computer Inc. ...............................        Taiwan         1,001,875        2,628,214
   Legend Group Ltd. ...................................         China         3,300,789        1,388,784
   Lite-on Technology Corp. ............................        Taiwan         5,233,000        6,432,408
                                                                                             -------------
                                                                                               19,751,610
                                                                                             -------------

   CONSTRUCTION MATERIALS 3.0%
   Cheung Kong Infrastructure Holdings Ltd. ............       Hong Kong       3,320,548        8,467,902
                                                                                             -------------
   DISTRIBUTORS 3.4%
   China Resources Enterprise Ltd. .....................         China         6,700,000        9,468,322
                                                                                             -------------
   DIVERSIFIED FINANCIAL SERVICES .6%
   Yuanta Core Pacific Securities Co. ..................        Taiwan         1,934,211        1,716,464
                                                                                             -------------
   DIVERSIFIED TELECOMMUNICATION SERVICES 1.6%
   China Telecom Corp. Ltd., H .........................         China        11,773,833        4,575,608
                                                                                             -------------
   ELECTRIC UTILITIES 6.1%
   Beijing Datang Power Generation Co. Ltd., H .........         China        12,172,320       10,321,025
   Guangdong Electric Power Development Co Ltd., B .....         China         2,872,763        2,450,606
   Huadian Power International Corp. Ltd. ..............         China         2,870,000        1,124,572
   Huaneng Power International Inc., H .................         China         1,627,388        3,083,817
                                                                                             -------------
                                                                                               16,980,020
                                                                                             -------------
   ELECTRICAL EQUIPMENT 1.1%
   Phoenixtec Power Co. Ltd. ...........................        Taiwan         2,436,055        3,052,829
                                                                                             -------------
   ELECTRONIC EQUIPMENT & INSTRUMENTS 1.9%
   Delta Electronics Inc. ..............................        Taiwan         3,882,400        5,237,835
                                                                                             -------------
   FOOD & STAPLES RETAILING 10.3%
   Dairy Farm International Holdings Ltd. ..............       Hong Kong      11,864,076       23,490,870
   President Chain Store Corp. .........................        Taiwan         2,668,000        5,359,197
                                                                                             -------------
                                                                                               28,850,067
                                                                                             -------------

14 |  Semiannual Report
page

Templeton China World Fund

STATEMENT OF INVESTMENTS, FEBRUARY 29, 2004 (UNAUDITED) (CONTINUED)


-----------------------------------------------------------------------------------------------------------------
                                                               COUNTRY           SHARES          VALUE
-----------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   FOOD PRODUCTS 1.2%
   Tingyi (Cayman Islands) Holding Corp. ...............         China         2,572,827     $    776,755
   UNI-President Enterprises Corp. .....................        Taiwan         4,347,950        2,554,934
                                                                                             -------------
                                                                                                3,331,689
                                                                                             -------------
   HOTELS RESTAURANTS & LEISURE 1.9%
   Hong Kong & Shanghai Hotels Ltd. ....................       Hong Kong       7,892,757        5,374,155
                                                                                             -------------
   HOUSEHOLD DURABLES 1.9%
   TCL International Holdings Inc. .....................         China         5,066,000        2,310,463
   Tsann Kuen Enterprise Co. Ltd. ......................        Taiwan         1,706,000        3,094,379
                                                                                             -------------
                                                                                                5,404,842
                                                                                             -------------
   INDUSTRIAL CONGLOMERATES 7.8%
   China Merchants Holdings (International) Co. Ltd. ...       Hong Kong       6,095,216        8,887,723
   Citic Pacific Ltd. ..................................       Hong Kong       2,671,092        8,252,955
   Shanghai Industrial Holdings Ltd. ...................       Hong Kong       1,709,253        4,490,609
                                                                                             -------------
                                                                                               21,631,287
                                                                                             -------------
   MACHINERY 1.3%
   China International Marine Containers Co., Ltd., B ..         China         1,900,097        3,546,884
                                                                                             -------------
   METALS & MINING
a  China Oriental Group Co. Ltd. .......................       Hong Kong         174,000           61,474
                                                                                             -------------
   OIL & GAS 11.5%
   China Petroleum & Chemical Corp., H .................         China        56,331,395       23,701,037
   PetroChina Co. Ltd., H ..............................         China        15,569,903        8,351,182
                                                                                             -------------
                                                                                               32,052,219
                                                                                             -------------
   REAL ESTATE 9.4%
   Cheung Kong Holdings Ltd. ...........................       Hong Kong       1,360,690       12,979,597
   Hang Lung Group Ltd. ................................       Hong Kong         272,425          426,985
   Henderson China Holdings Ltd. .......................       Hong Kong       5,581,684        3,334,446
   Henderson Investment Ltd. ...........................       Hong Kong       2,888,756        3,711,217
   Hong Kong Land Holdings Ltd. ........................       Hong Kong       3,038,000        5,772,200
                                                                                             -------------
                                                                                               26,224,445
                                                                                             -------------
   SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 1.7%
   Sunplus Technology Co. Ltd. .........................        Taiwan         2,146,600        4,826,713
                                                                                             -------------
   SPECIALTY RETAIL .3%
   Tack Fat Group International Ltd. ...................       Hong Kong       6,352,000          677,320
                                                                                             -------------
   TRADING COMPANIES & DISTRIBUTORS .5%
   Test-Rite International Co., Ltd. ...................        Taiwan         2,160,000        1,392,295
                                                                                             -------------
   TRANSPORTATION INFRASTRUCTURE 4.1%
   Cosco Pacific Ltd. ..................................       Hong Kong       3,489,449        5,312,274
   Jiangsu Expressway Co. Ltd., H ......................         China         8,355,719        4,401,221
   Zhejiang Expressway Co. Ltd., H .....................         China         2,104,398        1,703,232
                                                                                             -------------
                                                                                               11,416,727
                                                                                             -------------

                                                          Semiannual Report | 15
page

Templeton China World Fund

STATEMENT OF INVESTMENTS, FEBRUARY 29, 2004 (UNAUDITED) (CONTINUED)


----------------------------------------------------------------------------------------------------------
                                                                COUNTRY         SHARES           VALUE
----------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   WIRELESS TELECOMMUNICATION SERVICES 7.6%
   China Mobile (Hong Kong) Ltd., fgn. .................       Hong Kong       5,322,770     $ 18,839,304
   Taiwan Cellular Corp. ...............................        Taiwan         2,496,930        2,410,467
                                                                                             -------------
                                                                                               21,249,771
                                                                                             -------------
   TOTAL COMMON STOCKS (COST $175,958,241) .............                                      275,551,348
                                                                                             -------------


                                                                           ----------------
                                                                           PRINCIPAL AMOUNT
                                                                           ----------------

   SHORT TERM INVESTMENTS (COST $8,996,827) 3.2%
   U.S. Treasury Bills, 0.852% to 0.927%,
   with maturities to 5/27/04 ..........................     United States   $ 9,014,000        8,996,939
                                                                                             -------------
   TOTAL INVESTMENTS (COST $184,955,068) 101.9% ........                                      284,548,287
   OTHER ASSETS, LESS LIABILITIES (1.9)% ...............                                       (5,323,447)
                                                                                             -------------
   NET ASSETS 100.0% ...................................                                     $279,224,840
                                                                                             -------------

   a Non-income producing.

16 | See notes to financial statements. | Semiannual Report page

Templeton China World Fund

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
February 29, 2004 (unaudited)

Assets:
 Investments in securities:
  Cost .............................................................       $184,955,068
                                                                           =============
  Value ............................................................        284,548,287
 Cash ..............................................................              2,564
 Receivables:
  Investment securities sold .......................................            477,018
  Capital shares sold ..............................................          1,215,927
                                                                           -------------
      Total assets .................................................        286,243,796
                                                                           -------------
Liabilities:
 Payables:
  Investment securities purchased ..................................             62,471
  Capital shares redeemed ..........................................          6,415,760
  Affiliates .......................................................            404,801
 Other liabilities .................................................            135,924
                                                                           -------------
      Total liabilities ............................................          7,018,956
                                                                           -------------
        Net assets, at value .......................................       $279,224,840
                                                                           =============
Net assets consist of:
 Undistributed net investment income ...............................       $   (830,569)
 Net unrealized appreciation (depreciation) ........................         99,593,156
 Accumulated net realized gain (loss) ..............................        (61,344,088)
 Capital shares ....................................................        241,806,341
                                                                           -------------
        Net assets, at value .......................................       $279,224,840
                                                                           =============
CLASS A:
 Net assets, at value ..............................................       $ 43,284,422
                                                                           =============
 Shares outstanding ................................................          2,247,120
                                                                           =============
 Net asset value per share a .......................................             $19.26
                                                                           =============
 Maximum offering price per share (net asset value per share / 94.25%)           $20.44
                                                                           =============
CLASS B:
 Net assets, at value ..............................................       $  7,581,838
                                                                           =============
 Shares outstanding ................................................            395,007
                                                                           =============
 Net asset value and maximum offering price per share a ............             $19.19
                                                                           =============
CLASS C:
 Net assets, at value ..............................................       $ 23,922,877
                                                                           =============
 Shares outstanding ................................................          1,246,199
                                                                           =============
 Net asset value and maximum offering price per share a ............             $19.20
                                                                           =============
ADVISOR CLASS:
 Net assets, at value ..............................................       $204,435,703
                                                                           =============
 Shares outstanding ................................................         10,592,452
                                                                           =============
 Net asset value and maximum offering price per share ..............             $19.30
                                                                           =============

a Redemption price is equal to net asset value less any applicable contingent deferred sales charge and redemption fees retained by the Fund.

                     Semiannual Report | See notes to financial statements. | 17

page

Templeton China World Fund

FINANCIAL STATEMENTS (CONTINUED)



STATEMENT OF OPERATIONS
for the six months ended February 29, 2004 (unaudited)

Investment income:
(net of foreign taxes of $35,054)
 Dividends .....................................................................     $ 1,603,680
 Interest ......................................................................          74,706
                                                                                     -----------
      Total investment income ..................................................       1,678,386
Expenses:
 Management fees (Note 3) ......................................................       1,431,265
 Administrative fees (Note 3) ..................................................         228,605
 Distribution fees (Note 3)
  Class A ......................................................................          43,516
  Class B ......................................................................          16,783
  Class C ......................................................................          51,427
 Transfer agent fees (Note 3) ..................................................         186,000
 Custodian fees ................................................................         100,400
 Reports to shareholders .......................................................           8,700
 Registration and filing fees ..................................................          19,200
 Professional fees (Note 6) ....................................................         374,198
 Trustees' fees and expenses ...................................................          21,300
 Other .........................................................................           1,400
                                                                                     -----------
      Total expenses ...........................................................       2,482,794
      Expenses waived/paid by affiliate (Note 6) ...............................        (371,395)
                                                                                     -----------
         Net expenses ..........................................................       2,111,399
                                                                                     -----------
           Net investment income ...............................................        (433,013)
                                                                                     -----------
Realized and unrealized gains (losses):
 Net realized gain (loss) from:
  Investments ..................................................................      11,558,653
  Foreign currency transactions ................................................         (13,061)
                                                                                     -----------
      Net realized gain (loss) .................................................      11,545,592
 Net unrealized appreciation (depreciation) on:
  Investments ..................................................................      54,734,025
  Translation of assets and liabilities denominated in foreign currencies ......           8,956
                                                                                     -----------
      Net unrealized appreciation (depreciation) ...............................      54,742,981
                                                                                     -----------
Net realized and unrealized gain (loss) ........................................      66,288,573
                                                                                     -----------
Net increase (decrease) in net assets resulting from operations ................     $65,855,560
                                                                                     ===========

18 | See notes to financial statements. | Semiannual Report page

Templeton China World Fund

FINANCIAL STATEMENTS (CONTINUED)


STATEMENTS OF CHANGES IN NET ASSETS
for the six months ended February 29, 2004
(unaudited) and the year August 31, 2003


                                                                                     --------------------------------------
                                                                                        SIX MONTHS ENDED        YEAR ENDED
                                                                                       FEBRUARY 29, 2004   AUGUST 31, 2003
                                                                                     --------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ........................................................            $   (433,013)     $  6,998,317
  Net realized gain (loss) from investments and foreign currency transactions ..              11,545,592        30,314,699
  Net unrealized appreciation (depreciation) on investments and translation of
   assets and liabilities denominated in foreign currencies ....................              54,742,981        35,711,079
                                                                                       ------------------------------------
      Net increase (decrease) in net assets resulting from operations ..........              65,855,560        73,024,095
Distributions to shareholders from:
 Net investment income:
  Class A ......................................................................                (403,504)               --
  Class B ......................................................................                 (41,117)               --
  Class C ......................................................................                (120,260)               --
  Advisor Class ................................................................              (4,688,513)       (5,151,044)
                                                                                       ------------------------------------
Total distributions to shareholders ............................................              (5,253,394)       (5,151,044)
Capital share transactions (Note 2)
  Class A ......................................................................              32,844,182         3,130,255
  Class B ......................................................................               6,234,779           359,152
  Class C ......................................................................              20,395,919           645,381
  Advisor Class ................................................................             (27,387,346)      (60,331,901)
                                                                                       ------------------------------------
Total capital share transactions ...............................................              32,087,534       (56,197,113)
Redemption fees (Note 1g) ......................................................                 442,732         1,212,126
      Net increase (decrease) in net assets ....................................              93,132,432        12,888,064
Net assets:
 Beginning of period ...........................................................             186,092,408       173,204,344
                                                                                       ------------------------------------
 End of period .................................................................            $279,224,840      $186,092,408
                                                                                       ------------------------------------
Undistributed net investment income included in net assets:
 End of period .................................................................            $   (830,569)     $  4,855,838
                                                                                       ====================================

                     Semiannual Report | See notes to financial statements. | 19

page

Templeton China World Fund

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Templeton China World Fund (the Fund) is registered under the Investment Company Act of 1940 as an open-end, non-diversified investment company. The Fund seeks to achieve long-term capital appreciation. Under normal market conditions, the Fund invests primarily in equity securities of "China companies." The following summarizes the Fund's significant accounting policies.

On June 12, 2003, Fund shareholders approved an Agreement and Plan of Reorganization, which provided for the conversion of the Fund from a closed-end fund organized as a Maryland Corporation (the Closed-End Fund) into an open-end fund organized as a Delaware Statutory Trust. The conversion, which was a tax-free reorganization, was effective after the close of business on August 8, 2003. Trading of the Closed-End Fund's shares on the NYSE was suspended after the close of business on August 8, 2003. The Closed-End Fund's shareholders received Advisor Class shares of the Fund equivalent in number to, and with the same net asset value as, the Closed-End Fund's shares held on August 8, 2003. For six months following the conversion, former Closed-End Fund's shareholders who redeemed Advisor Class shares received in the conversion were subject to a 2% redemption fee.

A. SECURITY VALUATION

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the last reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Investments in open-end mutual funds are valued at the closing net asset value. Foreign securities are valued at the close of trading of the foreign exchange or the NYSE, whichever is earlier. If events occur that materially affect the values of securities after the prices or foreign exchange rates are determined, or if market quotations are not readily available, the securities will be valued at fair value as determined following procedures approved by the Board of Trustees .

B. FOREIGN CURRENCY TRANSLATION

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign currency denominated assets and liabilities other than investments in securities held at the end of the reporting period.


20 |  Semiannual Report
page

Templeton China World Fund

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

C. FOREIGN CURRENCY CONTRACTS

When the Fund purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate on a specified date. Realized and unrealized gains and losses are included in the Statement of Operations.

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts.

D. INCOME TAXES

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.

E. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Certain income from foreign securities is recorded as soon as information is available to the Fund. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

F. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G. REDEMPTION FEES

Redemptions and exchanges of Fund shares held 30 days or less may be subject to the Fund's redemption fee, which is 2% of the amount redeemed. Such fees are retained by the Fund and accounted for as additional paid in capital.


                                                          Semiannual Report | 21

page

Templeton China World Fund

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

H. GUARANTEES AND INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.


2. SHARES OF BENEFICIAL INTEREST

On August 8, 2003, shareholders of the Closed-End Fund received Advisor Class shares in exchange for their shares. Effective August 11, 2003, the Fund began offering four classes of shares: Class A, Class B, Class C and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charge, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

At February 29, 2004, there were an unlimited number of shares of beneficial interest authorized (without par value). Transactions in the Fund's shares were as follows:


                                    -------------------------------------------------------------------
                                         SIX MONTHS ENDED                        YEAR ENDED
                                         FEBRUARY 29, 2004                    AUGUST 31, 2003 a
                                    -------------------------------------------------------------------
                                      SHARES          AMOUNT              SHARES           AMOUNT
                                    -------------------------------------------------------------------
CLASS A SHARES:
 Shares sold .....................   2,580,882      $42,799,557            212,731        $ 3,132,255
 Shares issued in reinvestment
  of distributions ...............      19,982          305,935                 --                 --
 Shares redeemed .................    (566,341)     (10,261,310)              (134)            (2,000)
                                    -------------------------------------------------------------------
 Net increase (decrease) .........   2,034,523      $32,884,182            212,597        $ 3,130,255
                                    ===================================================================
CLASS B SHARES:
 Shares sold .....................     392,270     $  6,643,836             24,321         $  359,152
 Shares issued in reinvestment
  of distributions ...............       2,409           36,734                 --                 --
 Shares redeemed .................     (23,993)        (445,791)                --                 --
                                    -------------------------------------------------------------------
 Net increase (decrease) .........     370,686     $  6,234,779             24,321         $  359,152
                                    ===================================================================
CLASS C SHARES:
 Shares sold .....................   1,275,326      $21,751,783             43,790         $  645,381
  Shares issued in reinvestment
  of distributions ...............       5,806           88,547                 --                 --
 Shares redeemed .................     (78,723)      (1,444,411)                --                 --
                                    -------------------------------------------------------------------
Net increase (decrease) ..........   1,202,409      $20,395,919             43,790         $  645,381
                                    ===================================================================

22 |  Semiannual Report
page

Templeton China World Fund

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)


2. SHARES OF BENEFICIAL INTEREST (CONTINUED)


                                    --------------------------------------------------------------------
                                         SIX MONTHS ENDED                        YEAR ENDED
                                         FEBRUARY 29, 2004                    AUGUST 31, 2003 a
                                    --------------------------------------------------------------------
                                      SHARES          AMOUNT              SHARES           AMOUNT
                                    --------------------------------------------------------------------
ADVISOR CLASS SHARES:
 Shares sold .....................     772,846     $ 12,771,509             17,122        $  251,753
 Shares issued in reinvestment
   of distributions ..............     109,770        1,685,293                 --                --
 Shares redeemed .................  (2,498,265)     (41,844,148)        (4,089,186) b    (60,583,654) b
                                    --------------------------------------------------------------------
 Net increase (decrease) .........  (1,615,649)    $(27,387,346)        (4,072,064)    $ (60,331,901)
                                    ====================================================================

a Effective date of Classes A, B, C, and Advisor was August 11, 2003.

b Includes redemption in kind of $56,623,159 on which the Fund realized a gain of $13,559,016 (see note
6).


3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

Certain officers of the Trust are also officers or trustees of the following entities:


-------------------------------------------------------------------------------------------------
  ENTITY                                                               AFFILIATION
-------------------------------------------------------------------------------------------------
  Templeton Asset Management, Ltd. (TAML)                              Investment manager
  Franklin Templeton Services, LLC (FT Services)                       Administrative manager
  Franklin Templeton Distributors, Inc. (Distributors)                 Principal underwriter
  Franklin Templeton Investor Services, LLC (Investor Services)        Transfer agent

The Fund pays an investment management fee to TAML of 1.25% per year of the average weekly net assets of the Fund. The Fund pays an administrative fee to FT Services of 0.20% per year of the average daily net assets of the Fund. Formerly, the Closed-End Fund paid 0.25% per year administrative fee to FT Services of which 0.20% was paid to Princeton Administrators, L.P., for sub-administrative services. Effective August 8, 2003, Princeton Administrators, L.P. no longer provides sub-administrative services to the Fund.

The Fund reimburses Distributors up to 0.35%, 1.00% and 1.00% per year of the average daily net assets of Class A, Class B and Class C shares, respectively, for costs incurred in marketing the Fund's shares under a Rule 12b-1 plan.

Under the Class A distribution plan, costs exceeding the maximum may be reimbursed in subsequent periods.

Distributors has advised the Fund it received net commissions from sales of the Fund's shares and received contingent deferred sales charges for the period of $116,720 and $244,980, respectively.

The Fund paid transfer agent fees of $186,000, of which $80,768 was paid to Investor Services.


                                                          Semiannual Report | 23

page

Templeton China World Fund

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)


4. INCOME TAXES

At February 29, 2004, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments ....................................    $186,375,104
                                                            ------------
Unrealized appreciation ................................    $ 98,372,364
Unrealized depreciation ................................        (199,181)
                                                            ------------
Net unrealized appreciation (depreciation) .............    $ 98,173,183
                                                            ============


Net investment income and net realized gains differ for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions, losses realized subsequent to October 31 on the sale of securities and foreign currencies, foreign currency gains/losses on the sale of debt instruments, and bond discounts and premiums.

At August 31, 2003, the Fund had tax basis capital losses which may be carried over to offset future capital gains. Such losses expire as follows:

Capital loss carryovers expiring in:
 2007 ..................................................    $52,816,614
 2008 ..................................................         45,311
 2009 ..................................................      1,256,834
 2010 ..................................................     17,884,154
                                                            -----------
                                                            $72,002,913
                                                            ===========


At August 31, 2003, the Fund had deferred foreign currency losses occurring subsequent to October 31, 2002 of $73,638. For tax purposes such losses will be reflected in the period ending August 31, 2004.


5. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short-term securities) for the period ended February 29, 2004 aggregated $102,312,301 and $27,473,129, respectively.


24 |  Semiannual Report
page

Templeton China World Fund

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)


6. RECENT LITIGATION

On January 29, 2003, the Fund, together with Templeton Dragon Fund, Inc. ("Dragon Fund"), a closed-end management investment company in Franklin Templeton Investments, and TAML, the investment adviser to the Fund and Dragon Fund, filed a complaint in the United States District Court for the District of Maryland, Northern Division, against Harvard College, Harvard Management Company, Inc. ("Harvard Management"), which is an investment advisor to Harvard College, and Steven Alperin, an officer of Harvard Management (referred to collectively as "Harvard"). The complaint alleged that Harvard violated several provisions of the Federal securities laws and the rules of the SEC. On February 7, 2003, Harvard counterclaimed, alleging that the Fund, Dragon Fund, TAML and each fund's directors violated certain provisions of the Federal securities laws and SEC rules. Harvard also asserted counterclaims of breach of fiduciary duty under Maryland state law against TAML and each fund's directors. On March 20, 2003, the parties announced a settlement that resulted in, among other things, the dismissal of their litigation claims against each other and the withdrawal of Harvard College's shareholder proposals for the Fund's 2003 Annual Shareholders' Meeting (the "Meeting").

DISMISSAL OF LAWSUIT. Pursuant to the Settlement Agreement between the Fund and Harvard, the complaint brought by the Fund, Dragon Fund and TAML against Harvard, as well as the counterclaims brought by Harvard against the Fund, Dragon Fund, each fund's directors and TAML, were dismissed without prejudice. The parties also entered into covenants not to sue each other with respect to the claims that were made or could have been made in the litigation absent a breach of the settlement agreements.

END OF PROXY CONTEST. As part of the settlement, Harvard withdrew all of its shareholder proposals for the Meeting. Harvard also did not solicit proxies from shareholders for the Meeting and did not vote any proxies previously received.

CONVERSION OF THE FUND TO AN OPEN-END FUND. As previously announced by Harvard, Harvard supported the Fund's Board of Directors' proposal at the Meeting calling for the open-ending of the Fund, and, as anticipated, Harvard redeemed all of its shares of the Trust (which it received in the Conversion in exchange for its shares of the Fund) within 30 days after the Conversion, and took its redemption proceeds through a pro rata, in-kind distribution of portfolio investments. Because Harvard College had owned approximately 30% of the outstanding shares of the Trust prior to the Meeting, its redemption and other sales of those shares may be deemed to have resulted in a change in control of the Trust.

STANDSTILL. As part of the settlement, Harvard agreed not to submit any proposals for consideration by shareholders of the Trust, the Fund, or any other closed-end fund or similar investment vehicle managed by TAML or its affiliates, or for consideration by shareholders of Franklin Resources Inc., nor to encourage others to do so, for a period of four years. Harvard also has agreed not at any time to acquire additional shares of the Trust, the Fund or any other closed-end fund or similar investment vehicle managed by TAML or its affiliates.


                                                          Semiannual Report | 25
page

Templeton China World Fund

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)


6. RECENT LITIGATION (CONTINUED)

FEES, COSTS AND EXPENSES. TAML agreed to reimburse the Fund for the legal fees and expenses incurred by the Fund and its directors with respect to the Settlement Agreement and the litigation. TAML also paid the legal fees and expenses incurred by the Fund through March 20, 2003, with respect to the Fund's proxy contest relating to the Meeting. The Fund paid all other legal costs related to the proxy proposals including the Conversion.


7. REGULATORY MATTERS

On February 4, 2004, the Securities Division of the Office of the Secretary of the Commonwealth of Massachusetts filed an administrative complaint against Franklin Resources, Inc. and certain of its subsidiaries (the "Company"), alleging violations of the Massachusetts Uniform Securities Act. The complaint arises from activity that occurred in 2001 during which time an officer of a Company subsidiary was negotiating an agreement with an investor relating to investments in a mutual fund and a hedge fund.

The Fund, in addition to other entities within Franklin Templeton Investments, including the Company and other funds, has been named in shareholder class and derivative lawsuits related to the matter described above, as well as actions seeking the return of certain management and other fees to the Fund. The Fund's management believes that the claims made in the lawsuits are without merit and it intends to defend vigorously against the allegations. It is anticipated that the Fund may be named in additional similar civil actions related to the matter described above.

In addition, as part of ongoing investigations by the U.S. Securities and Exchange Commission (the "SEC"), the U.S. Attorney for the Northern District of California, the New York Attorney General, the California Attorney General, the U.S. Attorney for the District of Massachusetts, the Florida Department of Financial Services, and the Commissioner of Securities and the Attorney General of the State of West Virginia, relating to certain practices in the mutual fund industry, including late trading, market timing and sales compensation arrangements, the Company and its subsidiaries, as well as certain current or former executives and employees of the Company, have received requests for information and/or subpoenas to testify or produce documents. The Company and its current employees are providing documents and information in response to these requests and subpoenas. In addition, the Company has responded to requests for similar kinds of information from regulatory authorities in some of the foreign countries where the Company conducts its global asset management business.


26 |  Semiannual Report
page

Templeton China World Fund

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)


7. REGULATORY MATTERS (CONTINUED)

The Staff of the SEC has informed the Company that it intends to recommend that the Commission authorize an action against an affiliate of the Fund's investment adviser relating to the frequent trading issues that are the subject of the SEC's investigation. These issues were previously disclosed as being under investigation by government authorities and the subject of an internal inquiry by the Company in its Annual Report on Form 10-K and on its public website. The Company currently is in discussions with the SEC Staff in an effort to resolve the issues raised in their investigation. The Fund's management has been advised that the Company cannot predict the likelihood of whether those discussions will result in a settlement and, if so, the terms of such settlement. The impact, if any, of these matters on the Fund is uncertain at this time. If the Company finds that it bears responsibility for any unlawful or improper conduct, it is committed to making the Fund or its shareholders whole, as appropriate.


                                                          Semiannual Report | 27
page

Templeton China World Fund



TRANSFER AGENT
Templeton Investors Services, LLC
100 Fountain Parkway
St. Petersburg, FL 33733-8030



SHAREHOLDER INFORMATION

The daily closing net asset value may be obtained when available by calling Franklin Templeton Fund Information after 7 a.m. pacific time any business day at 1-800/DIAL BEN(R) (1-800/342-5236). The Fund's net asset value and dividends are also listed on the NASDAQ Stock Market, Inc.'s Mutual Fund Quotation Service ("NASDAQ MFQS"). Shareholders not receiving copies of the Reports to Shareholders because their shares are registered in the name of a broker or a custodian can request that they be added to the Fund's mailing list by writing Templeton China World Fund, Inc., 100 Fountain Parkway, P.O. Box 33030, St. Petersburg, FL 33733-8030.



28 |  Semiannual Report
page

Templeton China World Fund

PROXY VOTING POLICIES AND PROCEDURES


The Fund has established Proxy Voting Policies and Procedures ("Policies") that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/847-2268 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group.





                                                          Semiannual Report | 29
page


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page

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page

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page

Literature Request


For a brochure and prospectus, which contains more complete information, including charges, expenses and risks, call Franklin Templeton Investments at 1-800/DIAL BEN(R) (1-800/342-5236). Please read the prospectus carefully before investing or sending money. To ensure the highest quality of service, we may monitor, record and access telephone calls to or from our service departments. These calls can be identified by the presence of a regular beeping tone.


FRANKLIN TEMPLETON INVESTMENTS



INTERNATIONAL
Mutual European Fund
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund
Templeton International (Ex EM) Fund

GLOBAL

Franklin Global Aggressive Growth Fund
Franklin Global Growth Fund
Mutual Discovery Fund
Templeton Capital Accumulator Fund
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund
Templeton World Fund

GROWTH

Franklin Aggressive Growth Fund
Franklin Capital Growth Fund
Franklin Flex Cap Growth Fund
Franklin Small-Mid Cap Growth Fund
Franklin Small Cap Growth Fund II 1

VALUE

Franklin Balance Sheet Investment Fund 2
Franklin Equity Income Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund 2
Franklin Small Cap Value Fund
Mutual Beacon Fund
Mutual Qualified Fund
Mutual Recovery Fund 3
Mutual Shares Fund

BLEND

Franklin Blue Chip Fund
Franklin Convertible Securities Fund
Franklin Growth Fund
Franklin Rising Dividends Fund
Franklin U.S. Long-Short Fund 4

SECTOR

Franklin Biotechnology Discovery Fund
Franklin DynaTech Fund
Franklin Global Communications Fund
Franklin Global Health Care Fund
Franklin Gold and Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Utilities Fund
Franklin Technology Fund
Mutual Financial Services Fund

ASSET ALLOCATION

Franklin Templeton Corefolio Allocation Fund
Franklin Templeton Founding Funds Allocation Fund

TARGET FUNDS

Franklin Templeton Conservative Target Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund

INCOME

Franklin Adjustable U.S. Government Securities Fund 5
Franklin's AGE High Income Fund
Franklin Federal Money Fund 5,6
Franklin Floating Rate Daily Access Fund
Franklin Floating Rate Trust 3
Franklin Income Fund
Franklin Money Fund 5,6
Franklin Short-Intermediate U.S. Government Securities Fund 5
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio
Franklin Templeton Hard Currency Fund
Franklin Total Return Fund
Franklin U.S. Government Securities Fund 5
Templeton Global Bond Fund

TAX-FREE INCOME 7

NATIONAL FUNDS

Double Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund 8
Tax-Exempt Money Fund 5,6

LIMITED-TERM FUNDS

California Limited-Term Tax-Free Income Fund
Federal Limited-Term Tax-Free Income Fund
New York Limited-Term Tax-Free Income Fund

INTERMEDIATE-TERM FUNDS

California Intermediate-Term Tax-Free Income Fund
Federal Intermediate-Term Tax-Free Income Fund
New York Intermediate-Term Tax-Free Income Fund

STATE-SPECIFIC 7
Alabama
Arizona
California 9
Colorado
Connecticut
Florida 9
Georgia
Kentucky
Louisiana
Maryland
Massachusetts 8
Michigan 8
Minnesota 8
Missouri
New Jersey
New York 9
North Carolina
Ohio 8
Oregon
Pennsylvania
Tennessee
Virginia

INSURANCE FUNDS

Franklin Templeton Variable Insurance
  Products Trust 10


1. The fund is closed to new investors. Existing shareholders can continue adding to their accounts.

2. The fund is only open to existing shareholders as well as select retirement plans.

3. The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.

4. Upon reaching approximately $350 million in assets, the fund intends to close to all investors.

5. An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.

6. No assurance exists that the fund's $1.00 per share price will be maintained. It is possible to lose money by investing in the fund.

7. For investors subject to the alternative minimum tax, a small portion of fund dividends may be taxable. Distributions of capital gains are generally taxable.

8. Portfolio of insured municipal securities.

9. These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and limited-term, intermediate-term and money market portfolios (CA and NY).

10. The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.

02/04                                          Not part of the semiannual report
page

[LOGO OMITTED]
FRANKLIN(R)TEMPLETON(R)
     INVESTMENTS

One Franklin Parkway
San Mateo, CA 94403-1906


o  WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?
   Eligible shareholders can sign up for eDelivery at franklintempleton.com. See inside for details.


SEMIANNUAL REPORT AND SHAREHOLDER LETTER

TEMPLETON CHINA WORLD FUND


INVESTMENT MANAGER

Templeton Asset Management Ltd.


PRINCIPAL UNDERWRITER

Franklin Templeton Distributors, Inc.
1-800/DIAL BEN(R)
franklintempleton.com


SHAREHOLDER SERVICES

1-800/632-2301


Authorized for distribution only when accompanied or preceded by a current Templeton China World Fund prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. Like any investment in securities, the value of the Fund's portfolio will be subject to the risk of loss from market, currency, economic, political and other factors. The Fund and its investors are not protected from such losses by the Investment Manager. Therefore, investors who cannot accept this risk should not invest in shares of the Fund. To obtain a prospectus, which contains this and other information, talk to your financial advisor, call us at 1-800/DIAL BEN(R) (1-800/342-5236) or visit franklintempleton.com. Please read the prospectus carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.



188 S2004 04/04







ITEM 2. CODE OF ETHICS.

(A) THE REGISTRANT HAS ADOPTED A CODE OF ETHICS THAT APPLIES TO ITS PRINCIPAL EXECUTIVE OFFICERS AND PRINCIPAL FINANCIAL AND ACCOUNTING OFFICER.

(C) N/A

(D) N/A

(F) PURSUANT TO ITEM 10(A), THE REGISTRANT IS ATTACHING AS AN EXHIBIT A COPY OF ITS CODE OF ETHICS THAT APPLIES TO ITS PRINCIPAL EXECUTIVE OFFICERS FINANCIAL AND ACCOUNTING OFFICER.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(A)(1) THE REGISTRANT HAS AN AUDIT COMMITTEE FINANCIAL EXPERT SERVING ON ITS AUDIT COMMITTEE.

(2) THE AUDIT COMMITTEE FINANCIAL EXPERTS ARE FRED R. MILLSAPS AND FRANK A. OLSON, WHO ARE "INDEPENDENT" AS DEFINED UNDER THE RELEVANT SECURITIES AND EXCHANGE COMMISSION RULES AND RELEASES.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS    N/A


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A


ITEM 8. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
COMPANIES AND AFFILIATED PURCHASERS.   N/A


ITEM 9. SUBMISSTION OF MATTERS OF A VOTE SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Directors that would require disclosure herein.


ITEM 10. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(B) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

ITEM 11. EXHIBITS

(A) CODE OF ETHICS FOR PRINCIPAL EXECUTIVE AND SENIOR FINANCIAL OFFICERS.

(B)(1) CERTIFICATIONS PURSUANT TO SECTION 302 OF THE SARBANES-OXLEY ACT OF 2002 OF JIMMY D. GAMBILL, CHIEF EXECUTIVE OFFICER - FINANCE AND ADMINISTRATION, AND DIOMEDES LOO-TAM, CHIEF FINANCIAL OFFICER

(B)(2) CERTIFICATIONS PURSUANT TO SECTION 906 OF THE SARBANES-OXLEY ACT OF 2002 OF JIMMY D. GAMBILL, CHIEF EXECUTIVE OFFICER - FINANCE AND ADMINISTRATION, AND DIOMEDES LOO-TAM, CHIEF FINANCIAL OFFICER



                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON CHINA WORLD FUND

By /s/JIMMY D. GAMBILL
Chief Executive Officer - Finance and Administration
Date  April 30, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/JIMMY D. GAMBILL
Chief Executive Officer - Finance and Administration
Date  April 30, 2004


By /s/DIOMEDES LOO-TAM
Chief Financial Officer
Date April 30, 2004